Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Nov. 26, 2025
Supplement to Prospectus [Text Block]	FEBRUARY 27, 2026SUPPLEMENT TO HARTFORD EXCHANGE-TRADED FUNDS PROSPECTUS DATED NOVEMBER 26, 2025 IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT POLICYThis Supplement contains new and additional information regarding Hartford Quality Value ETF and should be read in connection with your Prospectus.Effective on or about April 30, 2026, certain changes will be made to Hartford Quality Value ETF (the “Fund”). These changes include: (i) enhancements to the Fund’s principal investment strategy and changes to its principal investment risks; and (ii) changes to the Fund’s name, portfolio manager and ticker symbol. A summary of the changes effective on or about April 30, 2026 is set forth below.(1) The Fund’s name will change to Hartford Alpha Capture Value ETF. References to Hartford Quality Value ETF in the above referenced Prospectus are deleted and replaced with Hartford Alpha Capture Value ETF. (2) The Fund’s ticker will change from QUVU to ACVU.(3) Under the heading “Hartford Quality Value ETF Summary Section – Principal Investment Strategy” in the above referenced Prospectus, the sub-section entitled “Principal Investment Strategy” will be deleted in its entirety and replaced with the following:PRINCIPAL INVESTMENT STRATEGY.Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to identify undervalued companies in the marketplace relative to a variety of characteristics. The Fund may invest in a broad range of market capitalizations but tends to focus on large-capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Value Index. The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market.The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub adviser, Wellington Management, with different investment approaches. Each fundamental equity team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager chooses a subset of companies from the investable universe for inclusion in the portfolio to seek to create a portfolio of high conviction stocks based on the views of the fundamental equity investment teams. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and diversified Fund profile. The portfolio manager also uses quantitative portfolio construction tools as part of their process.(4) Under the heading “Hartford Quality Value ETF Summary Section – Principal Risks” in the above referenced Prospectus, the following risks will be added after “Market Price Risk”:Quantitative Investing Risk – The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in the analysis, the weights placed on each factor, and changes in the historical trends of the factors.Active Trading Risk – Active trading could increase the Fund’s transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.